Balance Sheet Components (Details) - Schedule of Property and Equipment - CAD ($) $ in Thousands	May 31, 2024	May 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	$ 299	$ 90
Accumulated Depreciation	(94)	(38)
Total Property and Equipment, net	205	52
Computer Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	66	37
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	17	10
Tools and Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	48	27
Website Development [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	152
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	$ 16	$ 16